Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Registrant Name	RADWARE LTD
Entity Central Index Key	0001094366
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	22,185,452
Entity Well-known Seasoned Issuer	No
Entity Public Float	$ 0
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No